Operating Segments - Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue		₩ 68,986,938		₩ 73,459,408		₩ 77,056,549
Profit before income taxes		1,139,158		1,326,230		2,635,426
Assets		105,287,678		103,443,735
Liabilities		42,894,966		42,000,967
Interest income		533,307		576,782		502,147
Interest expenses		(1,091,462)		(1,051,511)		(1,001,290)
Depreciation and amortization		(4,159,223)		(3,984,460)		(3,823,280)
Share of profit of equity-accounted investees, net		349,910		(256,458)		269,678
Income tax expense		(612,135)		(320,954)		(789,367)
Impairment loss on property, plant and equipment and others		(194,984)		(673,755)		(405,753)
Other significant items		(5,174,587)		(5,710,356)		(5,247,865)
Goodwill and corporate FV adjustments [member]
Disclosure of operating segments [line items]
Profit before income taxes		(65,966)		(64,791)		172,493
Assets		2,943,006		2,543,165
Interest expenses		0		0		0
Depreciation and amortization		(80,920)		(86,358)		(99,347)
Share of profit of equity-accounted investees, net		0		(50)
Income tax expense		14,954		21,668		46,116
Impairment loss on property, plant and equipment and others		0		(282)
Other significant items		(65,966)		(65,022)		(53,231)
Income tax expense [member]
Disclosure of operating segments [line items]
Profit before income taxes		602,446		303,623		789,305
Corporate FV adjustments [member]
Disclosure of operating segments [line items]
Liabilities		211,742		221,537
Basis difference [member]
Disclosure of operating segments [line items]
Revenue	[1]	(107,948)		771,265		(70,648)
Profit before income taxes	[1]	32,308		75,027		272
Assets	[2]	95,240		39,536
Liabilities	[1]	80,219		47,136
Income tax expense		(9,689)	[2]	(17,331)	[1]	(62)	[2]
Other significant items		(9,689)	[2]	(17,331)	[1]	(62)	[2]
Total Assets [Member]
Disclosure of operating segments [line items]
Assets		105,287,678		103,443,735
Total Liabilities [Member]
Disclosure of operating segments [line items]
Liabilities		42,894,966		42,000,967
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue		117,240,806		125,013,953		127,080,006
Profit before income taxes		1,124,885		2,099,066		2,911,247
Assets	[3]	170,842,653		165,497,714
Liabilities	[3]	54,801,990		53,072,062
Interest income		653,047		662,099		577,336
Interest expenses		(1,305,023)		(1,285,679)		(1,180,096)
Depreciation and amortization		(4,261,180)		(4,058,664)		(3,845,492)
Share of profit of equity-accounted investees, net		(340,764)		(1,137,480)		(383,220)
Income tax expense		(657,907)		(294,895)		(842,059)
Impairment loss on property, plant and equipment and others		(205,536)		(660,275)		(409,552)
Other significant items		(6,117,363)		(6,774,894)		(6,083,083)
Equity-accounted investees [member]
Disclosure of operating segments [line items]
Assets		(54,163,800)		(50,775,491)
Elimination of inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue		(48,145,920)		(52,325,810)		(49,952,809)
Profit before income taxes		(554,515)		(1,086,695)		(1,237,891)
Assets		(14,429,421)		(13,861,189)
Liabilities		(12,198,985)		(11,339,768)
Interest income		(119,740)		(85,317)		(75,189)
Interest expenses		213,561		234,168		178,807
Depreciation and amortization		182,877		160,562		121,559
Share of profit of equity-accounted investees, net		690,674		881,072		652,898
Income tax expense		40,507		(30,396)		6,638
Impairment loss on property, plant and equipment and others		10,552		(13,198)		3,799
Other significant items		₩ 1,018,431		₩ 1,146,891		₩ 888,512

[1]	Basis difference is related to the differences in recorded revenue and expenses for development and sale of certain residential real estates between the report reviewed by management and the consolidated financial statements.
[2]	Basis difference is related to the differences in recorded revenue and expenses for development and sale of certain residential real estates and other items between the report reviewed by management and the consolidated financial statements.
[3]	As segment assets and liabilities are determined based on separate financial statements, the carrying amount of assets of subsidiaries, which are in a different segment from that of their immediate parent company, in the separate financial statements the immediate parent company is eliminated upon consolidation. In addition, the amount of investment in associates and joint ventures are adjusted from the amount reflected in segment assets to that determined using equity method in consolidated financial statements.